UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.0%

	Education and Civic Organizations – 17.4%

	Adams State College, Alamosa, Colorado, Auxiliary Facilities Revenue Bonds, Improvement Series 2009A:
$1,340	5.500%, 5/15/34	5/19 at 100.00	Aa2	$1,513,517
1,000	5.500%, 5/15/39	5/19 at 100.00	Aa2	1,118,660

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	1,051,450

100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Parker Core Knowledge Charter School, Series 2010, 5.000%, 11/01/37	11/20 at 100.00	A	99,921

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	N/R	1,058,190

1,000	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Refunding Bonds, Vail Mountain School Project, Series 2010, 6.125%, 5/01/40	5/20 at 100.00	BBB–	1,024,740

	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Refunding Series 2007:
220	4.750%, 12/01/14 – RAAI Insured	No Opt. Call	N/R	232,311
230	4.750%, 12/01/15 – RAAI Insured	No Opt. Call	N/R	245,281
250	4.850%, 12/01/25 – RAAI Insured	12/17 at 100.00	N/R	250,230

500	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 5.250%, 6/15/29	6/17 at 100.00	A	520,205

600	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	642,138

	University of Colorado, Enterprise System Revenue Bonds, Series 2009A:
335	5.750%, 6/01/28	No Opt. Call	Aa2	415,986
500	5.375%, 6/01/32	No Opt. Call	Aa2	593,915

1,000	Western State College of Colorado Board of Trustees, Revenue Bonds, Series 2009, 5.000%, 5/15/34	5/19 at 100.00	Aa2	1,093,820
9,075	Total Education and Civic Organizations			9,860,364
	Health Care – 11.9%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA	525,815

250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	AA	264,843

400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.500%, 5/15/28	5/18 at 100.00	BBB+	425,332

1,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.250%, 5/15/26 – AGM Insured	5/19 at 100.00	AA–	1,122,880

	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2008D:
500	5.125%, 10/01/17	No Opt. Call	AA	603,880
500	6.250%, 10/01/33	10/18 at 100.00	AA	581,065

325	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 4.625%, 12/01/24 – RAAI Insured	12/16 at 100.00	Baa2	328,045

705	Colorado Health Facilities Authority, Revenue Bonds, National Jewish Medical and Research Center, Series 1998, 5.375%, 1/01/16	7/12 at 100.00	BBB–	706,184

750	Colorado Springs, Colorado, Hospital Revenue Bonds, Refunding Series 2009, 6.250%, 12/15/33	12/19 at 100.00	A–	834,645

515	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB	537,166

500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Series 2002, 5.350%, 9/01/17	9/13 at 100.00	BBB	515,990

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$250	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Refunding Series 2007A, 4.750%, 12/01/27	12/16 at 100.00	BBB	$254,615
6,195	Total Health Care			6,700,460
	Housing/Multifamily – 3.7%

	Colorado Educational and Cultural Facilities Authority, Student Housing Revenue Refunding Bonds Campus Village Apratments Project, Series 2008:
810	5.000%, 6/01/22	8/18 at 100.00	A	902,769
50	5.500%, 6/01/38	8/18 at 100.00	A	52,434

	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007:
780	4.550%, 11/01/17 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	Aa3	829,366
260	5.200%, 11/01/27 – AGM Insured (Alternative Minimum Tax)	11/17 at 100.00	Aa3	276,900
1,900	Total Housing/Multifamily			2,061,469
	Housing/Single Family – 0.2%

25	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 2000E-2, 7.000%, 2/01/30 (Alternative Minimum Tax)	8/12 at 100.00	AA	25,668

5	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2, 7.100%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	5,188

95	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-4, 5.900%, 4/01/31	4/12 at 100.00	AAA	95,140
125	Total Housing/Single Family			125,996
	Industrials – 0.5%

250	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	BBB	284,330
	Long-Term Care – 6.0%

195	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2000, 6.900%, 12/01/25	6/12 at 100.00	A–	197,451

780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	N/R	849,537

500	Colorado Health Facilities Authority, Health and Residential Care Facilities Revenue Bonds, Volunteers of America Care Facilities Obligated Group Projects, Series 2007A, 5.000%, 7/01/15	7/14 at 101.00	N/R	521,405

	Colorado Health Facilities Authority, Revenue Bonds, Christian Living Communities Project, Series 2006A:
250	5.250%, 1/01/14	No Opt. Call	N/R	255,563
100	5.750%, 1/01/26	1/17 at 100.00	N/R	101,955

350	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002B, 6.125%, 12/01/33	12/12 at 101.00	BBB–	357,889

	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2005:
500	5.000%, 12/01/16	12/15 at 100.00	BBB–	529,640
200	5.250%, 12/01/25	12/15 at 100.00	BBB–	203,588

245	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2004A, 5.250%, 6/01/34	6/14 at 100.00	A–	247,702

100	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	100,529
3,220	Total Long-Term Care			3,365,259
	Tax Obligation/General – 17.9%

165	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/25	12/18 at 100.00	Aa2	212,909

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds, Series 2010, 6.250%, 12/01/35	12/20 at 100.00	Aa2	$1,224,380

1,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2009A, 5.000%, 12/01/28	No Opt. Call	Aa2	1,184,950

	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Series 2009:
1,000	5.250%, 12/01/26	12/18 at 100.00	Aa2	1,173,040
1,800	5.250%, 12/01/33	12/18 at 100.00	Aa2	2,059,522

500	Puerto Rico, General Obligation Bonds, Public Improvement Series 2008A, 5.500%, 7/01/18	No Opt. Call	Baa1	572,920

375	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	Baa1	398,299

250	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	7/18 at 100.00	Baa1	274,580

	Rio Blanco County School District RE-001 Meeker, Colorado, General Obligation Bonds, Series 2008:
500	5.250%, 12/01/22	12/18 at 100.00	Aa2	589,760
150	5.250%, 12/01/24	12/18 at 100.00	Aa2	174,668

2,000	St. Vrain Valley School District RE-1J, Boulder, Larimer and Weld Counties, Colorado, General Obligation Bonds, Series 2009, 5.000%, 12/15/33	No Opt. Call	Aa2	2,250,020
8,740	Total Tax Obligation/General			10,115,048
	Tax Obligation/Limited – 18.7%

670	Belle Creek Metropolitan District 1, Adams County, Colorado, General Obligation Refunding Bonds, Series 2011, 6.000%, 12/01/26	No Opt. Call	BBB+	766,252

	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008:
425	5.500%, 11/01/19	No Opt. Call	Aa2	507,357
1,255	5.500%, 11/01/27	No Opt. Call	Aa2	1,402,186

	Eagle River Fire Protection District, Colorado, Certificates of Participation, Series 2010:
225	6.125%, 12/01/19	No Opt. Call	N/R	249,831
220	6.625%, 12/01/24	No Opt. Call	N/R	241,351
400	6.875%, 12/01/30	12/19 at 100.00	N/R	436,540

835	Garfield County Public Library District, Colorado, Certificates of Participation, Regional Lease Purchase Financing Program, Series 2009, 5.375%, 12/01/27	12/19 at 100.00	A	957,895

365	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	A–	377,392

340	Lone Tree, Colorado, Sales & Use Tax Revenue Bonds, Recreation Projects Series 2008A, 5.000%, 12/01/20	12/18 at 100.00	AA	403,366

250	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 5.000%, 12/01/41	No Opt. Call	A–	260,065

295	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.250%, 12/15/18 – ACA Insured	12/16 at 100.00	N/R	262,715

1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured	12/20 at 100.00	AA–	1,143,280

	Park Meadows Business Improvement District, Colorado, Sales Tax Revenue Bonds, Series 2007:
200	5.000%, 12/01/17	No Opt. Call	N/R	211,866
475	5.300%, 12/01/27	12/17 at 100.00	N/R	475,190

150	Platte Valley Fire Protection District, Colorado, Certificates of Participation, Series 2012, 5.000%, 12/01/46	12/21 at 100.00	Baa1	152,492

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.500%, 7/01/35 (Mandatory put 7/01/34) – AMBAC Insured	7/17 at 100.00	Baa1	$550,075

550	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	624,366

1,000	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010B, 5.000%, 12/01/40	12/20 at 100.00	N/R	1,020,900

500	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 144A, 7.500%, 12/01/39	12/18 at 100.00	N/R	517,265
9,655	Total Tax Obligation/Limited			10,560,384
	Transportation – 9.4%

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2009A, 5.000%, 11/15/31	11/19 at 100.00	A+	1,107,320

300	E-470 Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2007D-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	BBB	324,210

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,575	0.000%, 9/01/17 – NPFG Insured	No Opt. Call	BBB	1,281,924
960	0.000%, 9/01/19 – NPFG Insured	No Opt. Call	BBB	694,762
1,000	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB	601,050

500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	BBB	549,070

370	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Improvement Series 2006B, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R	365,357

400	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	Baa2	412,476
6,105	Total Transportation			5,336,169
	U.S. Guaranteed – 3.7% (4)

300	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	387,108

475	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.500%, 11/01/27 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	604,466

720	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 4.550%, 11/01/17 – AGM Insured (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	837,482

240	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%, 11/01/27 (Pre-refunded 11/01/17) – AGM Insured (Alternative Minimum Tax)	11/17 at 100.00	Aaa	287,602
1,735	Total U.S. Guaranteed			2,116,658
	Utilities – 6.0%

1,255	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2010, 6.125%, 10/01/40	10/20 at 100.00	BBB–	1,327,840

225	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB–	233,082

1,200	Colorado Springs, Colorado, Utility System Revenue Bonds, Improvement Series 2008C, 5.500%, 11/15/48	11/18 at 100.00	AA	1,343,820

425	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A–	497,148
3,105	Total Utilities			3,401,890

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 2.6%

$200	Broomfield, Colorado, Water Activity Enterprise, Water Revenue Bonds, Series 2000, 5.500%, 12/01/17 – NPFG Insured	6/12 at 100.00	A1	$201,716

350	Colorado Water Resources and Power Development Authority, Small Water Resources Program Revenue Bonds, City of Fountain, Colorado Utility Enterprise Project, Series 2011A, 5.000%, 9/01/36 – AGM Insured	9/21 at 100.00	AA–	381,640

800	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Water Revenue Bonds, Series 2009, 5.000%, 12/01/34 – AGC Insured	12/19 at 100.00	AA–	899,048
1,350	Total Water and Sewer			1,482,404
$51,455	Total Municipal Bonds (cost $50,067,328)			55,410,431

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%

106,250	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$106,250
	Total Short-Term Investments (cost $106,250)			106,250
	Total Investments – 98.2% (cost $50,173,578)			55,516,681
	Other Assets Less Liabilities – 1.8%			1,012,460
	Net Assets – 100.0%			$56,529,141

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$55,410,431	$—	$55,410,431
Short-Term Investments:
Money Market Funds	106,250	—	—	106,250
Total	$106,250	$55,410,431	$—	$55,516,681

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Colorado Tax Free Fund (continued)

February 29, 2012

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $50,173,578.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$5,373,377
Depreciation	(30,274)
Net unrealized appreciation (depreciation) of investments	$5,343,103

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

N/R	Not rated.

(ETM)	Escrowed to maturity.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 97.9%

	Consumer Staples – 2.7%

	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Tax-Exempt Series 2011B:
$2,000	5.000%, 3/01/18	No Opt. Call	A	$2,293,300
540	4.000%, 3/01/21	No Opt. Call	A	573,745
1,075	5.250%, 3/01/25	3/22 at 100.00	A–	1,215,395
2,370	5.250%, 3/01/31	3/22 at 100.00	A–	2,582,708
5,985	Total Consumer Staples			6,665,148
	Education and Civic Organizations – 22.0%

	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
635	4.000%, 5/01/18	No Opt. Call	A3	684,848
255	4.000%, 5/01/19	No Opt. Call	A3	276,458

	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refundinjg Series 2010:
550	4.000%, 9/01/19	No Opt. Call	A2	631,059
315	4.000%, 9/01/21	9/20 at 100.00	A2	357,928

3,025	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20	8/18 at 100.00	BBB	3,152,655

815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	853,191

1,075	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2005-6-C, 4.750%, 5/01/18	5/14 at 100.00	Baa3	1,122,515

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2006-J-1:
320	5.000%, 5/01/13	No Opt. Call	Baa3	332,624
375	5.000%, 5/01/16	5/15 at 100.00	Baa3	407,531
1,295	5.000%, 5/01/20	5/15 at 100.00	Baa3	1,373,775

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,125	5.500%, 5/01/18	5/17 at 100.00	N/R	1,193,366
1,185	5.500%, 5/01/19	5/17 at 100.00	N/R	1,250,246
1,050	5.500%, 5/01/24	5/17 at 100.00	N/R	1,080,335

1,585	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2008-V, 4.500%, 3/01/17	No Opt. Call	Baa1	1,769,399

300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31	3/20 at 100.00	Baa1	315,654

150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.000%, 12/01/28	12/19 at 100.00	Baa2	171,599

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S:
360	4.375%, 12/01/16	No Opt. Call	Baa2	396,356
380	4.500%, 12/01/17	No Opt. Call	Baa2	423,081

750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	808,073

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7-B:
1,500	5.000%, 10/01/18	No Opt. Call	A3	1,782,075
1,040	5.000%, 10/01/23	10/19 at 100.00	A3	1,179,828
150	4.250%, 10/01/24	10/19 at 100.00	A3	161,340

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,000	4.125%, 10/01/18	No Opt. Call	Baa2	1,086,100
1,370	4.375%, 10/01/20	No Opt. Call	Baa2	1,508,397
500	4.500%, 10/01/21	10/20 at 100.00	Baa2	548,265
250	5.000%, 10/01/29	10/20 at 100.00	Baa2	269,425

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
$1,000	4.250%, 10/01/18	No Opt. Call	Baa2	$1,092,150
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	725,069

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K:
310	5.000%, 5/01/13	No Opt. Call	Baa2	322,230
320	5.000%, 5/01/14	No Opt. Call	Baa2	342,221
340	5.000%, 5/01/15	No Opt. Call	Baa2	372,973
355	5.000%, 5/01/16	5/15 at 100.00	Baa2	388,196
370	5.000%, 5/01/17	5/15 at 100.00	Baa2	402,741

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16	No Opt. Call	A1	587,195

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, St. Catherine College, Series 2002-5N1, 5.250%, 10/01/22	10/12 at 100.00	Baa1	505,645

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-6X:
500	4.500%, 4/01/21	4/17 at 100.00	A2	552,735
1,250	5.000%, 4/01/24	4/17 at 100.00	A2	1,386,000

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,000	4.000%, 10/01/17	No Opt. Call	A2	1,146,070
1,000	4.500%, 10/01/18	No Opt. Call	A2	1,179,760
1,845	4.500%, 10/01/19	No Opt. Call	A2	2,187,506

1,045	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series 2006-6I, 4.000%, 4/01/14	No Opt. Call	A2	1,114,869

	Minnesota Higher Education Facilities Authority, Saint John’s University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19	10/18 at 100.00	A2	331,798
385	4.300%, 10/01/20	10/18 at 100.00	A2	435,139
145	4.500%, 10/01/22	10/18 at 100.00	A2	162,532

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	Aa2	1,106,963
1,755	4.000%, 10/01/23	10/19 at 100.00	Aa2	1,951,946

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,415	4.250%, 10/01/24	10/21 at 100.00	Aa2	1,621,958
750	4.375%, 10/01/25	10/21 at 100.00	Aa2	858,083
870	4.500%, 10/01/26	10/21 at 100.00	Aa2	998,177

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2005A:
500	4.100%, 12/15/14	No Opt. Call	A3	532,860
880	4.200%, 12/15/15	No Opt. Call	A3	956,771
925	4.300%, 12/15/16	12/15 at 100.00	A3	1,007,186
1,005	5.000%, 12/15/18	12/15 at 100.00	A3	1,106,756
1,060	5.000%, 12/15/19	12/15 at 100.00	A3	1,157,976

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB–	1,041,690

2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,720,840

1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19	6/19 at 100.00	Aa1	1,273,674

1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,325,809
49,590	Total Education and Civic Organizations			55,031,641

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 23.2%

$735	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.250%, 2/01/15	No Opt. Call	N/R	$755,382

	Bemidji, Minnesota, Health Care Facilities First Mortgage Revenue Bonds, North Country Health Services, Refunding Series 2006:
500	5.000%, 9/01/17	9/16 at 100.00	BBB+	549,635
1,050	5.000%, 9/01/18	9/16 at 100.00	BBB+	1,148,774
1,110	5.000%, 9/01/19	9/16 at 100.00	BBB+	1,203,495

1,340	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/17	No Opt. Call	N/R	1,406,102

	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Series 2005:
425	5.000%, 6/01/16	6/13 at 101.00	N/R	434,962
1,320	5.000%, 6/01/19	6/13 at 101.00	N/R	1,344,420

400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/17 at 100.00	BBB	416,360

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005:
500	5.000%, 4/01/13	No Opt. Call	BBB	515,630
800	5.000%, 4/01/14	4/13 at 101.00	BBB	831,064
845	5.000%, 4/01/15	4/13 at 101.00	BBB	877,110
1,815	5.000%, 4/01/17	4/13 at 101.00	BBB	1,875,185

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,000	5.000%, 5/01/17	No Opt. Call	Baa1	1,125,160
585	4.500%, 5/01/23	5/17 at 100.00	Baa1	596,296

1,730	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2005, 4.500%, 9/01/17	9/15 at 100.00	Baa1	1,843,159

1,155	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.750%, 11/01/20	11/15 at 100.00	BBB+	1,305,762

1,000	Meeker County, Minnesota, Gross Revenue Hospital Facilities Bonds, Meeker County Memorial Hospital Project, Series 2007, 5.625%, 11/01/22	11/17 at 100.00	N/R	1,053,650

4,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	4,761,550

1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	A+	1,175,520

1,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA–	1,168,230

	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 1997A:
305	5.500%, 11/15/17 – NPFG Insured	5/12 at 100.00	A	306,068
10	5.750%, 11/15/26 – NPFG Insured	5/12 at 100.00	A	10,015

2,320	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 5.750%, 12/01/15	12/12 at 100.00	N/R	2,330,904

	Northfield, Minnesota, Hospital Revenue Bonds, Refunding Series 2006:
920	5.000%, 11/01/14	No Opt. Call	BBB–	980,416
1,080	5.500%, 11/01/17	11/16 at 100.00	BBB–	1,211,404

1,015	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/16 at 100.00	N/R	1,041,248

1,140	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory put 11/15/30)	No Opt. Call	AA	1,370,200

1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	N/R	1,085,700

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	Aa3	$1,103,620

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A2	1,123,020

2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.625%, 7/01/26	7/18 at 100.00	A	2,791,275

1,300	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009, 5.500%, 7/01/29	7/19 at 100.00	A	1,438,996

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006:
250	5.000%, 5/15/15	No Opt. Call	A3	272,970
1,350	5.250%, 5/15/19	11/16 at 100.00	A3	1,489,077

3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009-A1, 5.000%, 11/15/24	11/19 at 100.00	AA–	3,346,530

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19	No Opt. Call	A–	1,138,090

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2010:
1,560	5.000%, 2/01/19	2/14 at 100.00	A–	1,626,472
500	5.000%, 2/01/20	2/14 at 100.00	A–	520,025

1,785	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.000%, 9/01/17	9/14 at 100.00	BBB	1,901,328

	St. Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2007A:
500	5.000%, 11/15/15 – NPFG Insured	No Opt. Call	AA–	572,280
1,200	5.000%, 11/15/19 – NPFG Insured	11/17 at 100.00	AA–	1,403,088

1,840	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.150%, 11/15/20	11/15 at 100.00	BB+	1,863,386

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
1,085	5.250%, 5/01/15	No Opt. Call	BB	1,114,545
2,000	5.750%, 5/01/25	5/15 at 100.00	BB	2,018,820

525	Winona Health Care Facilities Revenue Bonds, Minnesota, Winona Health Obligated Group, Series 2004A, 5.300%, 7/01/17	7/12 at 102.00	BBB–	539,837

1,000	Winona Health Care Facilities Revenue Refunding Bonds, Minnesota, Winona Health Obligated Group, Series 2007, 5.000%, 7/01/20	7/17 at 100.00	BBB–	1,066,150
53,495	Total Health Care			58,052,910
	Housing/Multifamily – 0.2%

500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	534,560
	Housing/Single Family – 0.9%

1,165	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	1,241,622

1,000	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	1,073,270
2,165	Total Housing/Single Family			2,314,892
	Long-Term Care – 2.6%

565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	A3	602,945

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$730	Minnesota Agricultural and Economic Development Board, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2002, 5.500%, 2/01/15	8/12 at 100.00	A–	$739,410

2,000	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.600%, 4/01/25	4/14 at 101.00	N/R	2,008,860

2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	A1	2,261,320

825	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project, Series 2007A, 5.000%, 11/01/17	11/14 at 101.00	N/R	827,690
6,120	Total Long-Term Care			6,440,225
	Materials – 0.9%

2,100	Seaway Port Authority of Duluth, Minnesota, Industrial Development Dock and Wharf Revenue Refunding Bonds, Cargill, Inc Project, Series 2004, 4.200%, 5/01/13	No Opt. Call	A	2,177,133
	Tax Obligation/General – 16.9%

610	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007A, 4.100%, 2/01/18	2/15 at 100.00	Aa1	663,052

500	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007D, 5.000%, 2/01/24	2/17 at 100.00	Aa1	565,240

1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20	2/18 at 100.00	Aa1	1,191,680

	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C:
285	4.100%, 2/01/18	No Opt. Call	Aa1	334,442
595	4.200%, 2/01/19	2/18 at 100.00	Aa1	691,051

	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23	2/21 at 100.00	Aa3	800,271
750	5.500%, 2/01/24	2/21 at 100.00	Aa3	938,528
875	5.500%, 2/01/25	2/21 at 100.00	Aa3	1,087,861
1,010	5.500%, 2/01/26	2/21 at 100.00	Aa3	1,246,764
1,150	5.500%, 2/01/27	2/21 at 100.00	Aa3	1,409,291

350	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2007A, 4.200%, 2/01/25 – AGM Insured	2/17 at 100.00	Aa2	377,055

1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20	2/18 at 100.00	Aa2	1,372,776

1,000	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, Series 2007A, 4.250%, 2/01/19 – NPFG Insured	2/17 at 100.00	Aa2	1,132,850

450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AA+	523,247

	Dakota County Community Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Senior Housing Facilities, Series 2007A:
510	4.375%, 1/01/19	7/17 at 100.00	AAA	581,997
215	4.500%, 1/01/20	7/17 at 100.00	AAA	243,892

1,150	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 – AGM Insured	2/18 at 100.00	Aa2	1,283,331

	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
1,160	4.500%, 2/01/21	2/18 at 100.00	Aa2	1,326,553
465	4.500%, 2/01/22	2/18 at 100.00	Aa2	526,724
1,100	4.625%, 2/01/24	2/18 at 100.00	Aa2	1,237,643

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	$502,334

	Independent School Distirct 621, Mounds View, Minnesota, General Obligation Bonds, Crossover Refunding Series 2009A:
625	3.250%, 2/01/17	No Opt. Call	Aa2	704,500
750	4.000%, 2/01/22	2/19 at 100.00	Aa2	863,093

2,000	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	2,262,320

	Mankato, Minnesota, General Obligation Bonds, Improvement Series 2009A:
765	3.500%, 2/01/18	No Opt. Call	AA	873,003
775	3.500%, 2/01/19	2/18 at 100.00	AA	872,774

1,135	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Series 2007, 4.000%, 2/01/18	2/15 at 100.00	AA+	1,232,270

1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)	6/17 at 100.00	A+	1,067,440

500	Minnesota State, General Obligation Bonds, Refunding Series 2008C, 5.000%, 8/01/19	No Opt. Call	AA+	630,285

1,180	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Series 2010A, 4.000%, 2/01/21	8/18 at 100.00	AA+	1,330,426

620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System – Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	684,833

1,335	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	Baa1	1,442,828

1,605	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	Baa1	1,754,217

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 – SYNCORA GTY Insured	No Opt. Call	Baa1	1,145,260

1,000	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/18	No Opt. Call	Baa1	1,145,840

575	Puerto Rico, General Obligation Bonds, Public Improvement Series 2008A, 5.500%, 7/01/18	No Opt. Call	Baa1	658,858

520	Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement, Refunding Series 2010A, 4.000%, 2/01/18	No Opt. Call	AAA	613,220

500	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21	2/18 at 100.00	Aa2	571,790

1,140	Rochester, Minnesota, General Obligation Waste Water Bonds, Series 2007A, 4.000%, 12/01/18	6/17 at 100.00	AAA	1,310,624

1,000	Saint Cloud, Minnesota, General Obligation Bonds, Library Sales Tax Series 2006B, 4.000%, 2/01/18 – AGM Insured	2/16 at 100.00	AA+	1,110,250

	Saint Peter, Minnesota, General Obligation Bonds, Hospital Crossover, Refunding Series 2010A:
550	3.000%, 9/01/18 – AGM Insured	No Opt. Call	AA–	589,820
515	3.150%, 9/01/19 – AGM Insured	No Opt. Call	AA–	556,648
585	3.300%, 9/01/20 – AGM Insured	9/19 at 100.00	AA–	630,893

400	Todd, Morrison, Cass and Wadena Counties United Hospital District, Minnesota, General Obligation Bonds, Lakewood Health System, Series 2004, 4.000%, 12/01/13	No Opt. Call	A2	423,712

	Wadena-Deer Creek Independent School District 2155, Wadena, Otter Tail, and Todd Counties, Minnesota, General Obligation bonds, Series 2010,:
430	4.000%, 2/01/18	2/17 at 100.00	AA+	492,118
410	4.000%, 2/01/19	2/17 at 100.00	AA+	463,640

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20	12/17 at 100.00	AA+	$738,035

200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19	2/18 at 100.00	AA+	228,914
37,220	Total Tax Obligation/General			42,434,193
	Tax Obligation/Limited – 8.1%

1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,225,016

780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	864,646

	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
585	4.375%, 12/15/22	12/17 at 100.00	AA+	652,468
1,000	5.000%, 12/15/29	No Opt. Call	AA+	1,125,140

	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2006-1A:
480	4.550%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A+	502,589
505	4.625%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A+	540,269

2,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	2,231,240

1,000	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R	992,920

1,040	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.000%, 2/01/17	8/12 at 100.00	N/R	1,050,577

570	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.300%, 2/01/21	2/14 at 100.00	N/R	570,285

1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	1,363,852

1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2004, 4.250%, 1/01/15	1/14 at 100.00	A2	1,051,260

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
465	4.500%, 2/01/16	No Opt. Call	BBB+	510,389
385	4.500%, 2/01/17	2/16 at 100.00	BBB+	421,602

885	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1993X, 5.500%, 7/01/13 – NPFG Insured	No Opt. Call	A3	915,214

	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
180	4.500%, 12/01/19	12/17 at 100.00	AA+	204,271
290	4.500%, 12/01/20	12/17 at 100.00	AA+	324,649

2,415	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Building at Cedar Street, Series 2002, 5.000%, 12/01/19	12/12 at 100.00	AA	2,493,246

	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
315	4.000%, 2/01/18	No Opt. Call	A+	351,285
325	4.000%, 2/01/19	No Opt. Call	A+	362,190
340	4.100%, 2/01/20	No Opt. Call	A+	382,697

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
250	5.000%, 10/01/20	No Opt. Call	BBB	280,898
795	5.000%, 10/01/29	10/20 at 100.00	BBB	838,383
18,700	Total Tax Obligation/Limited			20,255,086

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation – 5.4%

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
$1,000	4.000%, 1/01/19	No Opt. Call	AA–	$1,134,400
1,000	5.000%, 1/01/20	1/19 at 100.00	AA–	1,184,170
500	5.000%, 1/01/21	1/19 at 100.00	AA–	585,480

2,200	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – NPFG Insured	1/13 at 100.00	A	2,288,748

2,125	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2005B, 5.000%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	A	2,246,593

2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A	2,680,572

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
805	4.000%, 8/01/21	8/18 at 102.00	A+	884,582
895	4.125%, 8/01/23	8/18 at 102.00	A+	974,234
935	4.250%, 8/01/24	8/18 at 102.00	A+	1,014,569
575	4.250%, 8/01/25	8/18 at 102.00	A+	620,667
12,365	Total Transportation			13,614,015
	U.S. Guaranteed – 5.4% (4)

	Andover Economic Development Authority, Minnesota, Public Facility Lease Revenue Bonds, Andover Community Center, Series 2004:
730	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	782,086
495	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	530,318

	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004:
2,045	5.375%, 2/15/22 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	2,247,987
45	5.250%, 2/15/28 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	49,357

1,260	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa2 (4)	1,307,981

345	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.500%, 11/01/13 (ETM)	No Opt. Call	N/R (4)	366,407

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2002A:
2,500	6.000%, 11/15/23 (Pre-refunded 11/15/12)	11/12 at 100.00	AA+ (4)	2,603,800
1,415	5.750%, 11/15/32 (Pre-refunded 11/15/12)	11/12 at 100.00	AA+ (4)	1,471,246

605	Minneapolis, Minnesota, Health Care System Revenue Bonds, S Fairview Health Services, Series 2002A, 5.000%, 5/15/12 (ETM)	No Opt. Call	A (4)	611,232

	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, Series 2002:
1,000	5.000%, 4/01/15 (Pre-refunded 4/01/12) – FGIC Insured	4/12 at 100.00	Aa2 (4)	1,003,820
2,510	5.000%, 4/01/16 (Pre-refunded 4/01/12) – FGIC Insured	4/12 at 100.00	Aa2 (4)	2,519,588
12,950	Total U.S. Guaranteed			13,493,822
	Utilities – 9.4%

1,000	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Refunding Series 2005A, 4.200%, 10/01/15	No Opt. Call	A3	1,105,250

2,230	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22 – RAAI Insured	7/14 at 100.00	A2	2,334,832

500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 – AGC Insured	2/18 at 100.00	AA–	552,880

	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A:
315	3.500%, 7/01/16 – AGC Insured	No Opt. Call	AA–	345,190
275	3.500%, 7/01/17 – AGC Insured	No Opt. Call	AA–	305,577
340	3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA–	382,058

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2007:
$420	4.125%, 10/01/17	No Opt. Call	A3	$476,406
1,000	5.250%, 10/01/22	10/17 at 100.00	A3	1,138,280

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A:
380	5.000%, 1/01/13 – AMBAC Insured	No Opt. Call	A2	394,049
460	5.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A2	540,863
1,000	5.000%, 1/01/19 – AGC Insured	1/18 at 100.00	AA–	1,181,140

2,010	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/21 – AGC Insured	No Opt. Call	AA–	2,314,957

2,830	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A2	3,367,304

295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	2/15 at 100.00	Aa3	319,093

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	A+	2,828,700
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	3,837,950

2,020	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.250%, 1/01/14 – AMBAC Insured	No Opt. Call	A+	2,200,669
23,575	Total Utilities			23,625,198
	Water and Sewer – 0.2%

500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/16 – AGC Insured	No Opt. Call	AA–	566,035
$225,265	Total Municipal Bonds (cost $224,685,212)			245,204,858

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.5%

3,686,134	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$3,686,134
	Total Short-Term Investments (cost $3,686,134)			3,686,134
	Total Investments – 99.4% (cost $228,371,346)			248,890,992
	Other Assets Less Liabilities – 0.6%			1,598,291
	Net Assets – 100.0%			$250,489,283

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

February 29, 2012

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$245,204,858	$—	$245,204,858
Short-Term Investments:
Money Market Funds	3,686,134	—	—	3,686,134
Total	$3,686,134	$245,204,858	$—	$248,890,992

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $228,371,345.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$20,526,905
Depreciation	(7,258)
Net unrealized appreciation (depreciation) of investments	$20,519,647

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

N/R	Not rated.

(ETM)	Escrowed to maturity.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 97.2%

	Consumer Staples – 5.4%

$1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	7/20 at 100.00	BBB+	$1,964,628

7,025	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Tax-Exempt Series 2011B, 5.250%, 3/01/31	No Opt. Call	A–	7,655,494
8,825	Total Consumer Staples			9,620,122
	Education and Civic Organizations – 15.9%

1,500	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	N/R	1,527,750

800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	821,616

1,750	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.600%, 11/01/30	11/18 at 102.00	BBB–	1,706,355

4,100	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.875%, 8/01/25	8/18 at 100.00	BBB	4,225,378

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,725	5.500%, 5/01/26	5/17 at 100.00	N/R	1,771,661
820	5.500%, 5/01/27	5/17 at 100.00	N/R	840,672
1,500	5.500%, 5/01/37	5/17 at 100.00	N/R	1,520,745

275	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.125%, 3/01/36	3/20 at 100.00	Baa1	285,417

1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J, 6.300%, 12/01/40	12/19 at 100.00	Baa2	2,072,779

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7-B, 5.000%, 10/01/31	10/19 at 100.00	A3	1,088,410

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	725,069
2,000	6.000%, 10/01/40	10/21 at 100.00	Baa2	2,258,900

30	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K, 5.000%, 5/01/26	5/15 at 100.00	Baa2	31,297

80	Minnesota Higher Education Facilities Authority, Revenue Bonds, Vermillion Community College, Series 1993-3-T, 6.000%, 1/01/13	7/12 at 100.00	N/R	80,726

1,760	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	5/12 at 100.00	N/R	1,760,211

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42	9/21 at 100.00	BBB–	1,564,080

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	A3	2,225,580

2,550	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Peace Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	2,196,723

1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	1,863,693
27,390	Total Education and Civic Organizations			28,567,062
	Health Care – 22.1%

2,470	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	N/R	2,490,378

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 5.000%, 4/01/31	4/12 at 101.00	BBB	$2,025,300

2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A3	2,687,225

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,800	4.500%, 5/01/23	5/17 at 100.00	Baa1	1,834,758
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,049,670

3,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28	11/18 at 100.00	A	3,539,521

2,275	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	A+	2,531,757

1,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA–	1,091,440

125	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	5/12 at 100.00	A	125,241

1,000	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	12/12 at 100.00	N/R	1,004,130

1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	N/R	1,835,762

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A2	1,091,910

1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.750%, 7/01/30	7/18 at 100.00	A	1,115,730

2,015	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	A	2,221,739

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36	11/16 at 100.00	A3	2,049,680

3,050	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009-A1, 5.250%, 11/15/29	11/19 at 100.00	AA–	3,378,485

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29	2/19 at 100.00	A–	2,180,222

1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,368,221

2,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	BBB	2,031,140

500	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Regions Hospital, Series 1998, 5.250%, 5/15/18	5/12 at 100.00	A3	501,100

800	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/30	11/15 at 100.00	BB+	812,648

900	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB	904,428

1,800	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	1,816,848
37,370	Total Health Care			39,687,333

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 3.4%

$1,970	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Bonds, Ebenezer Project, Series 2000, 5.900%, 4/20/42	4/12 at 100.00	Aaa	$2,005,499

2,000	Maplewood, Minnesota, Mutifamily Housing Revenue Refunding Bonds, Carefree Cottages of Maplewood III Project, Series 2004, 4.800%, 4/15/34 (Mandatory put 10/15/13) (Alternative Minimum Tax)	4/14 at 100.00	Aaa	2,046,220

860	Minneapolis, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Vantage Flats Project, Series 2007, 5.200%, 10/20/48 (Alternative Minimum Tax)	10/15 at 100.00	Aaa	875,540

1,350	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Keeler Apartments, Series 2007A, 5.000%, 10/01/37	10/15 at 102.00	N/R	1,203,539
6,180	Total Housing/Multifamily			6,130,798
	Housing/Single Family – 3.9%

200	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	206,402

491	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	508,105

1,530	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/17 at 102.00	AA+	1,649,049

750	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.700%, 1/01/31	7/21 at 100.00	Aaa	803,835

330	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2002B, 5.650%, 7/01/33 (Alternative Minimum Tax)	7/12 at 100.00	AA+	330,290

3,405	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007D, 4.700%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	AA+	3,460,229
6,706	Total Housing/Single Family			6,957,910
	Industrials – 0.2%

340	Little Canada, Minnesota, Commercial Development Revenue Refunding Bonds, RLF Minnesota Project, Series 1993, 7.100%, 4/01/13	4/12 at 100.00	N/R	340,513
	Long-Term Care – 7.2%

1,500	Anoka County Housing and Redevelopment Authority, Minnesota, Health Care Facility Care Center Project, Series 2010D, 6.750%, 11/01/36	11/15 at 102.00	N/R	1,548,885

1,600	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 5.000%, 11/01/41	11/19 at 100.00	A3	1,685,808

850	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.000%, 12/01/31	12/14 at 100.00	N/R	799,111

1,450	Golden Valley, Minnesota, Revenue Bonds, Covenant Retirement Communities, Inc., Series 1999A, 5.500%, 12/01/29	6/12 at 100.00	BBB+	1,450,508

1,620	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.650%, 4/01/41	4/14 at 101.00	N/R	1,518,280

1,600	New Hope, Minnesota, Housing and Health Care Facilities Revenue Bonds, Minnesota Masonic Home North Ridge Project, Series 1999, 5.750%, 3/01/15	3/12 at 100.00	N/R	1,600,944

1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/17 at 100.00	N/R	1,007,908

2,165	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revneue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	No Opt. Call	N/R	2,081,222

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46	9/19 at 100.00	N/R	$1,245,264
13,085	Total Long-Term Care			12,937,930
	Materials – 0.7%

1,130	Seaway Port Authority of Duluth, Minnesota, Industrial Development Dock and Wharf Revenue Refunding Bonds, Cargill, Inc Project, Series 2004, 4.200%, 5/01/13	No Opt. Call	A	1,171,505
	Tax Obligation/General – 8.7%

10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41	2/21 at 100.00	Aa3	12,310,800

1,430	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.500%, 2/01/22	2/18 at 100.00	Aa2	1,619,818

380	Independent School District 625, St. Paul, Minnesota, General Obligation Bonds, School Building Series 2011A, 4.000%, 2/01/32	2/21 at 100.00	AA+	408,466

1,250	Willmar, Minnesota, General Obligation Revenue Refunding Bonds, Rice Memorial Hospital Project, Series 2012A, 3.000%, 2/01/29	2/21 at 100.00	Aa2	1,227,950
13,060	Total Tax Obligation/General			15,567,034
	Tax Obligation/Limited – 3.8%

2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,329,860

585	Lakeville Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Ice Arena Project, Series 2006, 4.625%, 2/01/32	2/17 at 100.00	Aa3	619,012

400	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.650%, 2/01/27	2/14 at 100.00	N/R	396,404

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
1,000	5.000%, 2/01/28	2/16 at 100.00	BBB+	1,047,210
1,890	5.000%, 2/01/31	2/16 at 100.00	BBB+	1,964,523

500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26	12/17 at 100.00	AA+	544,425
6,375	Total Tax Obligation/Limited			6,901,434
	Transportation – 6.4%

1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,055,420

4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA–	4,599,160

3,070	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2007B, 4.500%, 1/01/32 – NPFG Insured	1/17 at 100.00	A	3,140,180

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30	8/18 at 102.00	A+	1,175,117
1,500	5.000%, 8/01/35	8/18 at 102.00	A+	1,614,075
10,640	Total Transportation			11,583,952
	U.S. Guaranteed – 2.9% (4)

1,065	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/28 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	1,168,113

	Marshall, Minnesota, Revenue Bonds, Weiner Memorial Medical Center, Series 2003A:
305	5.250%, 11/01/16 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R (4)	327,296
875	5.850%, 11/01/23 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R (4)	947,660

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$2,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%, 7/01/25 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R (4)	$2,236,960

410	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 1983A, 9.750%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	Aaa	524,956
4,655	Total U.S. Guaranteed			5,204,985
	Utilities – 15.7%

45	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A, 6.100%, 10/01/30	4/12 at 100.00	A3	45,168

5,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A3	5,530,600

2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 – AMBAC Insured	1/18 at 100.00	A2	2,195,280

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/24 – NPFG Insured	7/15 at 100.00	A3	2,102,040

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,450	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	A+	1,223,829
1,765	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,354,796
3,000	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	2,096,190
10,500	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	6,983,235
4,770	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	3,034,149
6,100	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	3,685,193
36,630	Total Utilities			28,250,480
	Water and Sewer – 0.9%

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,618,065
$173,886	Total Municipal Bonds (cost $159,765,362)			174,539,123

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 1.8%

3,333,142	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$3,333,142
	Total Short-Term Investments (cost $3,333,142)			3,333,142
	Total Investments – 99.0% (cost $163,098,504)			177,872,265
	Other Assets Less Liabilities – 1.0%			1,740,033
	Net Assets – 100.0%			$179,612,298

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

February 29, 2012

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$174,539,123	$—	$174,539,123
Short-Term Investments:
Money Market Funds	3,333,142	—	—	3,333,142
Total	$3,333,142	$174,539,123	$—	$177,872,265

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $163,098,504.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$15,484,738
Depreciation	(710,977)
Net unrealized appreciation (depreciation) of investments	$14,773,761

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

N/R	Not rated.

(ETM)	Escrowed to maturity

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 97.2%

	Consumer Staples – 0.1%

$130	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	$158,282
	Education and Civic Organizations – 8.3%

1,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	AA+	1,102,190

1,025	Kansas City Metropolitan Junior College District, Missouri, Certificates of Participation, Series 2008, 4.500%, 7/01/21	7/17 at 100.00	Aa2	1,143,941

1,000	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA–	1,050,180

1,185	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/17	No Opt. Call	Baa2	1,350,142

2,110	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A–	2,256,666

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
1,000	6.500%, 10/01/30	10/18 at 103.00	BBB	1,122,410
1,300	6.500%, 10/01/35	10/18 at 103.00	BBB	1,441,856

3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	3,377,910

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	1,159,600

600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	652,716
13,220	Total Education and Civic Organizations			14,657,611
	Health Care – 20.8%

2,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38	8/18 at 100.00	A3	2,131,660

1,025	Boone County, Missouri, Hospital Revenue Bonds, Series 2002, 5.050%, 8/01/20	8/12 at 100.00	A3	1,033,538

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A:
250	5.125%, 6/01/23	6/19 at 100.00	A+	277,748
200	5.125%, 6/01/24	6/19 at 100.00	A+	220,426
500	5.500%, 6/01/29	6/19 at 100.00	A+	546,300
2,000	5.750%, 6/01/39	6/19 at 100.00	A+	2,190,060

245	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2002, 5.625%, 6/01/22	6/12 at 100.00	N/R	246,068

	Cass County, Missouri, Hospital Revenue Bonds, Series 2007:
2,250	5.500%, 5/01/27	11/16 at 100.00	N/R	2,299,950
500	5.625%, 5/01/38	11/16 at 100.00	N/R	503,115

1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/37	12/17 at 100.00	N/R	860,260

	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	N/R	1,215,368
1,000	5.750%, 9/01/23	9/19 at 100.00	N/R	1,081,520

850	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.375%, 9/01/19	9/13 at 102.00	BBB+	892,296

1,835	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/22	3/16 at 100.00	BBB+	1,906,216

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/24	2/15 at 102.00	BBB+	$2,116,280

2,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39	5/19 at 100.00	A+	2,697,725

	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011:
575	3.250%, 11/01/18	No Opt. Call	A3	585,712
1,485	5.000%, 11/01/27	11/20 at 100.00	A3	1,614,967

1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St. Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A	1,125,570

2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Lukes’s Health System, Series 2003B, 5.500%, 11/15/32 – AGM Insured	11/18 at 100.00	AA–	2,212,720

	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Lukes’s Health System, Series 2010A:
485	5.250%, 11/15/25	11/20 at 100.00	A+	555,320
500	5.000%, 11/15/30	11/20 at 100.00	A+	545,470

2,300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Jefferson Memorial Hospital Obligated Group, Refunding and Improvement Series 2004, 5.000%, 8/15/19 – RAAI Insured	8/14 at 100.00	Baa2	2,380,362

2,010	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2008A, 5.000%, 6/01/36	6/18 at 100.00	AA–	2,125,274

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B, 5.000%, 6/01/30	6/20 at 100.00	AA–	1,656,075

1,000	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2005, 5.625%, 12/01/35	12/15 at 100.00	N/R	983,820

1,000	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	N/R	1,046,440

	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
125	4.250%, 11/15/14	No Opt. Call	N/R	125,550
670	5.000%, 11/15/27	11/16 at 100.00	N/R	642,490
1,300	5.000%, 11/15/35	11/16 at 100.00	N/R	1,176,097
35,225	Total Health Care			36,994,397
	Housing/Multifamily – 0.8%

1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aaa	1,371,502
	Housing/Single Family – 0.6%

450	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006B, 4.800%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	AA+	456,593

235	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006C-1, 5.000%, 9/01/37 (Alternative Minimum Tax)	9/15 at 100.00	AA+	239,343

330	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2008A-1, 5.300%, 3/01/39 (Alternative Minimum Tax)	9/17 at 100.00	AA+	341,204
1,015	Total Housing/Single Family			1,037,140

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 0.9%

	Kennett Industrial Development Authority, Missouri, Revenue Bonds, Manac Trailers USA Inc Project, Series 2007:
$1,500	4.250%, 3/01/22 (Alternative Minimum Tax)	3/15 at 100.00	Ba2	$1,200,600
500	4.250%, 3/01/24 (Alternative Minimum Tax)	3/15 at 100.00	Ba2	383,945
2,000	Total Industrials			1,584,545
	Long-Term Care – 7.6%

2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.250%, 2/01/24	2/14 at 100.00	N/R	2,033,580

	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F:
500	5.500%, 5/15/17	No Opt. Call	N/R	526,280
500	5.750%, 5/15/31	5/17 at 100.00	N/R	492,525

1,500	Kirkwood Industrial Development Authority, Missouri Retirement Community Revenue Bonds, Aberdeen Heights Project, Series 2010C, 7.000%, 11/15/15	5/12 at 100.00	N/R	1,504,155

1,035	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.000%, 8/15/14	No Opt. Call	N/R	1,086,005

1,625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	N/R	1,654,673

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,000	5.750%, 2/01/31	2/21 at 100.00	N/R	1,076,140
500	6.000%, 2/01/41	2/21 at 100.00	N/R	535,800

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005, 5.375%, 2/01/35	No Opt. Call	N/R	1,511,205

325	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/18	2/17 at 100.00	N/R	348,043

	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A:
700	5.375%, 9/01/21	9/17 at 100.00	N/R	731,829
2,000	5.500%, 9/01/28	9/17 at 100.00	N/R	2,050,020
13,185	Total Long-Term Care			13,550,255
	Materials – 0.5%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BB+	939,610
	Tax Obligation/General – 9.9%

	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
680	5.000%, 3/01/30	3/21 at 100.00	A+	769,712
1,000	4.750%, 3/01/31	3/21 at 100.00	A+	1,115,060

850	Blue Springs, Missouri, General Obligation Bonds, South Area Neighborhood Improvement, Refunding Series 2009, 5.000%, 2/15/29	2/19 at 100.00	AA–	946,756

2,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26	No Opt. Call	AA	2,256,420

1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2008, 4.750%, 3/01/27	3/18 at 100.00	Aa1	1,118,420

1,015	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007, 5.250%, 3/01/25 – AGM Insured	3/17 at 100.00	AA–	1,134,770

685	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/24 – NPFG Insured	3/14 at 100.00	AA	721,421

200	Platte County R-III School District Building Corporation, Missouri, Leasehold Refunding and Improvement Revenue Bonds, Series 2008, 5.000%, 3/01/28	3/18 at 100.00	AA–	219,930

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Puerto Rico, General Obligation Bonds, Public Improvment Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	Baa1	$1,062,130

690	Richmond Heights, Missouri, General Obligation Bonds, Manhasset Village Nieghboorhood, Series 2006, 4.500%, 4/01/26	4/14 at 100.00	N/R	707,478

1,000	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2009, 5.000%, 3/01/27	3/19 at 100.00	AA+	1,151,630

	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B:
2,500	4.000%, 4/01/25	4/21 at 100.00	AA+	2,725,175
1,000	4.000%, 4/01/27	4/21 at 100.00	AA+	1,068,580

5,000	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Improvement and Refunding Bonds, Series 2009A, 0.000%, 3/01/26	3/19 at 66.11	AA+	2,555,950
18,620	Total Tax Obligation/General			17,553,432
	Tax Obligation/Limited – 26.5%

	Belton, Missouri, Certificates of Participation, Series 2007:
600	4.375%, 3/01/19 – NPFG Insured	3/17 at 100.00	Baa2	643,272
250	4.500%, 3/01/22 – NPFG Insured	3/17 at 100.00	Baa2	262,843

355	Belton, Missouri, Certificates of Participation, Series 2008, 5.250%, 3/01/29	3/18 at 100.00	A	385,285

1,000	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005, 5.250%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	1,086,650

1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	2,112,993

	Cottleville, Missouri, Certificates of Participation, Series 2006:
200	5.125%, 8/01/26	8/14 at 100.00	N/R	205,442
1,700	5.250%, 8/01/31	8/14 at 100.00	N/R	1,727,523

1,000	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 5.000%, 4/01/14	No Opt. Call	N/R	1,063,350

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	287,803

	Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds, Harrisonville Towne Center Project, Series 2007:
340	4.375%, 11/01/17	11/13 at 100.00	A+	351,288
715	4.500%, 11/01/22	11/13 at 100.00	A+	727,920

	Hazelwood School District, St Louis County, Missouri, Certificates of Participation, Energy Improvements Project, Series 2006:
515	4.500%, 3/01/17	3/16 at 100.00	A+	570,610
445	4.500%, 3/01/18	3/16 at 100.00	A+	488,752

1,745	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB+	2,051,754

3,000	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006, 5.000%, 12/01/28 – AMBAC Insured	12/16 at 100.00	Aa3	3,189,325

200	Kansas City Industrial Development Authority, Missouri, Downtown Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA–	219,248

	Kansas City Industrial Development Authority, Missouri, Infrastructure Revenue Bonds, NNSA National Security Campus Project, MoDot Funded Transportation Improvements, Series 2010:
1,250	4.000%, 9/01/13	No Opt. Call	N/R	1,273,225
670	4.000%, 9/01/14	No Opt. Call	N/R	685,537

2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	1,048,460

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18	No Opt. Call	N/R	511,880

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$280	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 5.000%, 6/01/21	6/16 at 100.00	N/R	$289,400

	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson City, Series 2003A:
1,000	5.000%, 12/01/17	12/12 at 100.00	A	1,036,050
755	5.375%, 12/01/22	12/12 at 100.00	A	784,354

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Series 2007E, 5.125%, 4/01/25	4/17 at 100.00	A–	1,080,680

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.000%, 3/01/25	3/18 at 100.00	A–	1,073,610

1,010	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Eastland Center Project, Refunding Series 2007A, 4.250%, 4/01/15	No Opt. Call	A–	1,084,639

1,000	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/27	10/13 at 100.00	AA+	1,061,810

1,000	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2010, 3.000%, 3/01/18	3/17 at 100.00	A–	1,064,260

1,455	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/12 at 102.00	N/R	1,292,971

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005K, 5.000%, 7/01/17	7/15 at 100.00	Baa1	1,077,240

1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,702,815

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C:
1,660	6.000%, 8/01/39	8/20 at 100.00	A+	1,910,079
1,255	5.250%, 8/01/41	8/20 at 100.00	A+	1,351,773

535	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.250%, 8/01/43	8/21 at 100.00	A+	580,272

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
5,755	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	1,161,129
3,715	0.000%, 8/01/42 – NPFG Insured	No Opt. Call	Aa2	708,822

1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	6/17 at 100.00	A+	1,053,030

1,400	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	5/17 at 100.00	A	1,473,780

1,000	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	A	1,060,710

	Saint Joseph Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Sewerage System Improvements Project, Series 2007:
500	4.750%, 4/01/20	4/17 at 100.00	A	551,120
390	4.750%, 4/01/21	4/17 at 100.00	A	427,534

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA–	549,740
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA–	510,920
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA–	481,310
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA–	446,440

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aa2	$2,153,680

1,595	Texas County, Missouri, Certificates of Participation, Justice Center Project, Series 2006, 4.500%, 12/01/25 – AGC Insured	12/16 at 100.00	AA–	1,697,830

520	Union, Missouri, Certificates of Participation, Series 2006A, 5.200%, 7/01/23	7/14 at 100.00	N/R	535,647
55,050	Total Tax Obligation/Limited			47,094,805
	Transportation – 1.9%

2,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 6.125%, 7/01/24	7/19 at 100.00	A–	2,327,660

1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA–	1,100,020
3,000	Total Transportation			3,427,680
	U.S. Guaranteed – 3.6% (4)

1,255	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2002, 5.625%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	1,272,482

4,000	Kansas City, Missouri, Special Facility Revenue Bonds, MCI Overhaul Base Project, Series 2005G, 4.750%, 9/01/28 (Pre-refunded 9/01/15) (Alternative Minimum Tax)	9/15 at 100.00	AA– (4)	4,509,720

500	St. Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Series 2003, 6.625%, 11/15/35 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R (4)	552,475
5,755	Total U.S. Guaranteed			6,334,677
	Utilities – 5.2%

1,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds, Series 2006A, 5.000%, 1/01/28 – AMBAC Insured	1/16 at 100.00	A2	1,075,920

	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006:
1,500	5.000%, 1/01/16 – NPFG Insured	No Opt. Call	Baa1	1,656,960
375	5.000%, 1/01/17 – NPFG Insured	1/16 at 100.00	Baa1	410,903
2,720	5.000%, 1/01/34 – NPFG Insured	1/16 at 100.00	Baa1	2,809,406

2,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Series 2009A, 6.000%, 1/01/39	1/16 at 100.00	A2	2,272,360

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.250%, 7/01/25	7/18 at 100.00	A3	1,094,210
8,595	Total Utilities			9,319,759
	Water and Sewer – 10.5%

500	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39	3/18 at 100.00	A	556,160

	Columbia, Missouri, Special Obligation Electric Utility Improvement Bonds, Annual Appropriation Obligation, Series 2008A:
400	5.000%, 10/01/21	10/17 at 100.00	AA	463,196
445	5.000%, 10/01/23	10/17 at 100.00	AA	508,671
500	5.125%, 10/01/30	10/17 at 100.00	AA	554,150

1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	1,375,768

	Jefferson County Consolidated Public Water Supply District C1, Missouri, Waterworks Revenue Bonds, Refunding Series 2010:
745	4.125%, 12/01/24	12/17 at 100.00	A+	798,789
500	4.250%, 12/01/25	12/17 at 100.00	A+	538,690

2,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Series 2009A, 5.250%, 1/01/34	1/19 at 100.00	AA	2,270,320

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$500	Kansas City, Missouri, Water Revenue Bonds, Refunding & Improvement Series 2009A, 5.250%, 12/01/32	No Opt. Call	AA+	$576,065

860	Kansas City, Missouri, Water Revenue Bonds, Series 2012A, 4.500%, 12/01/36	12/21 at 100.00	AA+	936,824

1,500	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Refunding Series 2009, 6.750%, 6/15/35	6/16 at 100.00	A–	1,613,355

500	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2008A, 5.750%, 5/01/38	5/17 at 100.00	AAA	569,380

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	A–	1,043,490

500	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A–	528,370

500	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Saint Joseph Sewerage System Improvement Projects, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A	520,755

470	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	7/12 at 100.00	Aaa	471,828

410	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	1/16 at 100.00	Aaa	463,042

1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	1/19 at 100.00	Aaa	1,209,740

110	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program – Multi-Participants, Series 1998B, 5.250%, 1/01/15	7/12 at 100.00	Aaa	110,460

2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	1/17 at 100.00	N/R	2,105,873

	Sedalia, Missouri, Water Revenue Bonds, Series 2012:
345	2.000%, 3/15/13 – AGM Insured	No Opt. Call	AA–	350,227
375	2.000%, 3/15/14 – AGM Insured	No Opt. Call	AA–	384,964

590	Taney County Public Water Supply District 3, Missouri, Certificates of Participation, Refundind Series 2010, 4.500%, 7/01/25	7/15 at 101.00	A+	617,381
17,190	Total Water and Sewer			18,567,498
$175,275	Total Municipal Bonds (cost $160,735,250)			172,591,193

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.5%

2,599,222	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$2,599,222
	Total Short-Term Investments (cost $2,599,222)			2,599,222
	Total Investments – 98.7% (cost $163,334,472)			175,190,415
	Other Assets Less Liabilities – 1.3%			2,365,201
	Net Assets – 100.0%			$177,555,616

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Missouri Tax Free Fund (continued)

February 29, 2012

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$172,591,193	$—	$172,591,193
Short-Term Investments:
Money Market Funds	2,599,222	—	—	2,599,222
Total	$2,599,222	$172,591,193	$—	$175,190,415

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $163,334,471.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$12,761,595
Depreciation	(905,651)
Net unrealized appreciation (depreciation) of investments	$11,855,944

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

N/R	Not rated.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.5%

	Education and Civic Organizations – 26.9%

$990	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	$1,040,936

1,000	Douglas County Hospital Authority 2, Nebraska, Healthcare Revenue Bonds, Boys Town Project, Series 2008, 4.750%, 9/01/28	9/18 at 100.00	AA+	1,082,140

	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A:
1,000	5.600%, 7/01/25	7/20 at 100.00	A3	1,174,790
1,000	5.500%, 7/01/30	7/20 at 100.00	A3	1,133,070

665	Douglas County, Nebraska, Zoo Facilities Revenue Bonds, O’Maha’s Henry Doory Zoo Project, Refunding Series 2005, 4.750%, 9/01/24	4/15 at 100.00	A–	700,125

	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A–	691,090
410	4.000%, 4/01/32	4/22 at 100.00	A–	413,895

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	562,985

500	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	556,430

2,690	Nebraska Educational Finance Authority, Revenue Bonds, Concordia University Project, Refunding Series 2007, 5.000%, 10/01/37	10/15 at 100.00	N/R	2,592,106

605	Nebraska Educational Finance Authority, Revenue Bonds, Wesleyan University, Refunding Series 2002, 5.000%, 4/01/17 – RAAI Insured	4/12 at 100.00	N/R	607,595

1,100	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities Refunding Series 2011, 5.000%, 7/01/42	No Opt. Call	Aa1	1,238,732

750	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities, Series 2003, 5.000%, 7/01/22	1/13 at 100.00	Aa1	777,083

1,000	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33	5/18 at 100.00	Aa1	1,099,140

350	University of Nebraska, Revenue Bonds, Omaha Student Facilities Project, Series 2007, 5.000%, 5/15/32	5/17 at 100.00	Aa1	398,636

500	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Series 2003, 5.000%, 5/15/23	11/13 at 100.00	Aa1	536,155
13,745	Total Education and Civic Organizations			14,604,908
	Health Care – 8.7%

1,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.000%, 8/15/28	8/17 at 100.00	A2	1,120,900

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008:
275	5.750%, 11/01/28	11/18 at 100.00	BBB+	301,994
1,000	5.500%, 11/01/38	11/18 at 100.00	BBB+	1,047,340

600	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.000%, 6/01/38	6/16 at 100.00	A–	601,890

600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/30	2/16 at 100.00	A	621,096

	Nebraska Investment Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center Project, Series 2002:
250	5.200%, 11/15/16 – RAAI Insured	5/12 at 100.00	A	251,830
805	5.300%, 11/15/17 – RAAI Insured	5/12 at 100.00	A	810,885
4,530	Total Health Care			4,755,935
	Housing/Multifamily – 0.9%

500	Omaha Housing Authority, Nebraska, Multifamily Housing Revenue Bonds, GNMA Mortgage Backed Securities Program – Timbercreek Apartments Project, Series 2001, 5.150%, 11/20/22	4/12 at 100.00	N/R	500,725

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 4.1%

$2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A, 5.700%, 9/01/31	9/20 at 100.00	AA+	$2,243,080
	Long-Term Care – 8.2%

250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 6/01/28)	No Opt. Call	A–	269,653

100	Colorado Health Facilities Authority, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.750%, 1/01/26	1/17 at 100.00	N/R	101,955

200	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	201,058

3,090	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	N/R	3,299,409

600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/25	9/14 at 100.00	A	611,904
4,240	Total Long-Term Care			4,483,979
	Materials – 0.6%

300	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002, 5.900%, 11/01/27 (Alternative Minimum Tax)	11/12 at 101.00	A	307,371
	Tax Obligation/General – 10.4%

195	Buffalo County, Nebraska, General Obligation Bonds, Series 2008, 6.000%, 12/15/28 – AGC Insured	11/13 at 102.00	AA–	218,061

350	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2011B, 4.700%, 12/15/32	5/16 at 100.00	AA–	385,833

500	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2009, 6.000%, 6/15/28	1/14 at 100.00	AA–	533,030

1,000	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 3.500%, 1/15/33	1/22 at 100.00	AA–	1,002,380

500	Hall County School District 2, Grand Island Public Schools, Nebraska, General Obligation Bonds Refunding Series 2012, 4.000%, 12/15/25 (WI/DD, Settling 3/15/12)	12/21 at 100.00	AA–	552,740

450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28	10/18 at 100.00	AAA	544,460

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2011A, 5.750%, 7/01/41	7/21 at 100.00	Baa1	1,096,390

375	Puerto Rico, General Obligation Bonds, Public Improvment Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	Baa1	398,299

250	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	7/18 at 100.00	Baa1	274,580

650	Saunders County, Nebraska, General Obligation Bonds, Series 2006, 5.000%, 11/01/30 – AGM Insured	7/12 at 100.00	AA–	651,190
5,270	Total Tax Obligation/General			5,656,963
	Tax Obligation/Limited – 11.5%

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	287,803

2,500	Lincoln-West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	2,836,300

750	Lincoln-Lancaster County, Nebraska, Public Building Commission Tax Supported Lease Rental Revenue Building Bonds, Refunding Series 2005, 4.500%, 10/15/26	4/15 at 100.00	Aaa	785,775

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$500	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2002A, 5.125%, 2/01/32	8/12 at 101.00	AA+	$505,675

650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28	10/18 at 100.00	AA+	738,751

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.250%, 8/01/40	8/21 at 100.00	Aa2	1,112,650
5,665	Total Tax Obligation/Limited			6,266,954
	Utilities – 22.7%

1,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2010, 6.125%, 10/01/40	10/20 at 100.00	BBB–	1,058,040

750	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	Ba3	809,963

750	City of Grand Island, Nebraska, Electric System Revenue Bonds, Series 2001, 5.125%, 8/15/16 – NPFG Insured	6/12 at 100.00	AA	753,000

585	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A2	628,501

500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Refunding Series 2012, 3.000%, 10/15/26 (WI/DD, Settling 3/06/12)	3/22 at 100.00	AA–	495,365

250	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2003, 5.000%, 9/01/26	9/13 at 100.00	AA	263,190

150	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.375%, 4/01/39 – BHAC Insured	4/19 at 100.00	AA+	170,186

500	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/33	1/18 at 100.00	A1	539,960

1,000	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A1	1,131,460

100	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%, 1/01/41 – FGIC Insured	1/16 at 100.00	A1	104,735

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,000	5.500%, 2/01/33	No Opt. Call	Aa1	1,144,330
1,200	5.500%, 2/01/35	No Opt. Call	Aa1	1,359,900

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.250%, 7/01/25	7/18 at 100.00	A3	1,094,210

1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28	12/18 at 100.00	AA–	1,732,410

1,000	Twin Valleys Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011, 5.000%, 9/15/35	6/16 at 100.00	N/R	1,050,570
11,285	Total Utilities			12,335,820
	Water and Sewer – 4.5%

1,285	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,342,697

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
500	5.000%, 7/01/25 – AGC Insured	No Opt. Call	AA–	541,840
500	6.000%, 7/01/38	7/18 at 100.00	Baa2	539,355
2,285	Total Water and Sewer			2,423,892
$49,820	Total Municipal Bonds (cost $49,532,663)			53,579,627

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

February 29, 2012

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 2.4%

1,279,905	First American Tax Free Obligations Fund, Class Z, 0.000% (4)	$1,279,905
	Total Short-Term Investments (cost $1,279,905)	1,279,905
	Total Investments – 100.9% (cost $50,812,568)	54,859,532
	Other Assets Less Liabilities – (0.9)%	(482,815)
	Net Assets – 100.0%	$54,376,717

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$53,579,627	$—	$53,579,627
Short-Term Investments:
Money Market Funds	1,279,905	—	—	1,279,905
Total	$1,279,905	$53,579,627	$—	$54,859,532

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $50,812,567.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$4,048,671
Depreciation	(1,706)
Net unrealized appreciation (depreciation) of investments	$4,046,965

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Fund

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.2%

	Consumer Staples – 1.1%

$250	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	A3	$266,815

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
350	5.125%, 6/01/24	6/17 at 100.00	B–	275,279
100	5.875%, 6/01/47	6/17 at 100.00	B–	74,639
700	Total Consumer Staples			616,733
	Education and Civic Organizations – 13.3%

100	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	Aa3	112,341

400	Ohio Higher Education Facilities Commission, Revenue Bonds, College of Wooster Project, Series 2005, 5.000%, 9/01/20	9/15 at 100.00	A1	433,656

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997, 5.000%, 4/01/19	4/16 at 100.00	A3	1,105,180

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Mount Union College, Series 2006, 5.000%, 10/01/31	10/16 at 100.00	A3	1,058,050

	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2005:
250	5.000%, 5/01/20	5/15 at 100.00	Baa2	258,495
1,000	5.000%, 5/01/26	5/15 at 100.00	Baa2	1,010,150

505	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005, 5.000%, 12/01/24	12/15 at 100.00	Ba1	460,802

645	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.375%, 12/01/29	12/18 at 100.00	A	719,014

500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A–	539,055

750	Ohio State, Higher Educational Facility Revenue Bonds, Baldwin-Wallace College Project, Series 2004, 5.000%, 12/01/13	No Opt. Call	A–	799,118

500	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28	12/18 at 100.00	A3	562,390

250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	260,878
6,900	Total Education and Civic Organizations			7,319,129
	Health Care – 23.7%

	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
100	5.250%, 6/01/38	6/20 at 100.00	AA–	106,787
250	5.000%, 6/01/38	6/20 at 100.00	AA–	261,243

500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010B, 4.125%, 9/01/20	No Opt. Call	AA–	550,825

750	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/22	11/20 at 100.00	BBB+	861,503

345	Fairfield County, Ohio, Hsopital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2003, 5.000%, 6/15/22 – RAAI Insured	6/12 at 100.00	Baa2	345,611

750	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009, 5.000%, 11/01/34	11/19 at 100.00	Aa2	801,900

365	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 4.750%, 11/01/23	11/18 at 100.00	Aa2	406,033

640	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA	683,341

500	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2010C, 4.500%, 12/01/37	12/20 at 100.00	AA	511,420

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$750	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	Baa1	$793,178

350	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Refunding Series 2002, 5.500%, 10/01/17	10/12 at 100.00	AA–	358,957

100	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare Partners, Series 2001A, 5.250%, 10/01/33	No Opt. Call	AA–	101,101

400	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D, 5.000%, 11/15/38	11/18 at 100.00	AA–	419,356

575	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	673,066

500	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A2	525,710

60	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	63,541

750	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	AA	791,295

100	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA	116,213

500	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39	1/15 at 100.00	A	532,585

1,990	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	2,176,276

535	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	555,389

500	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.500%, 12/01/28	12/18 at 100.00	A	540,755

800	Scioto County, Ohio, Hospital Facilities Refunding Revenue Bonds, Southern Ohio Medical Center, Series 2008, 5.750%, 2/15/38	2/18 at 100.00	A2	849,400
12,110	Total Health Care			13,025,485
	Housing/Multifamily – 0.9%

500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC – Bowling Green State University Project, Series 2010, 5.750%, 6/01/31	6/20 at 100.00	BBB–	519,245
	Housing/Single Family – 3.4%

400	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 2006E, 4.850%, 9/01/26 (Alternative Minimum Tax)	3/16 at 100.00	Aaa	409,272

540	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2008F, 5.450%, 9/01/33	3/18 at 100.00	Aaa	568,215

825	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2009C, 5.200%, 9/01/29	9/18 at 100.00	Aaa	883,559
1,765	Total Housing/Single Family			1,861,046
	Long-Term Care – 4.2%

800	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2005A, 5.000%, 7/01/26	7/15 at 100.00	BBB	810,120

500	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	540,705

400	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	405,632

500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	525,640
2,200	Total Long-Term Care			2,282,097

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 20.3%

$300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement, Refunding Series 2010, 5.250%, 6/01/21	6/20 at 100.00	Aa2	$369,843

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006:
535	5.250%, 12/01/19 – NPFG Insured	No Opt. Call	Aa2	672,971
380	5.250%, 12/01/27 – NPFG Insured	No Opt. Call	Aa2	492,054

150	Cincinnati, Ohio, Various Purpose General Obligation Bonds, Series 2009A, 4.500%, 12/01/29	6/19 at 100.00	AA+	166,790

750	Cuyahoga Falls, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2009, 4.250%, 12/01/34	12/17 at 100.00	Aa2	798,173

690	Franklin County, Ohio, General Obligation Bonds, Series 2007, 4.500%, 12/01/27	12/17 at 100.00	AAA	757,544

400	Gahanna, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/27 – NPFG Insured	12/17 at 100.00	Aa1	443,456

1,000	Greene County, Ohio, General Obligation Bonds, General Infrastructure Series 2007, 5.250%, 12/01/26 – AMBAC Insured	12/17 at 100.00	Aa2	1,127,430

	Highland Local School District, Morrow and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Series 2008:
100	0.000%, 12/01/22	No Opt. Call	Aa2	71,164
1,000	5.375%, 12/01/33	12/18 at 100.00	Aa2	1,144,540

195	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School Improvement Series 2012, 0.000%, 12/01/27	No Opt. Call	Aa1	108,344

395	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/19	No Opt. Call	Aa1	484,914

500	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA–	534,125

150	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2012A, 5.000%, 9/15/23	No Opt. Call	AA+	190,316

1,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A, 5.500%, 2/01/20	No Opt. Call	AA+	1,278,390

600	Saint Marys City School District, Auglaize County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Series 2008, 5.000%, 12/01/28 – AGM Insured	6/18 at 100.00	Aa2	661,296

755	Sidney City School District, Shelby County, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/27 – NPFG Insured	12/17 at 100.00	Aa3	802,573

1,000	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/21	12/12 at 100.00	AAA	1,033,020
9,900	Total Tax Obligation/General			11,136,943
	Tax Obligation/Limited – 10.9%

750	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	N/R	785,948

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	287,803

1,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA–	489,840

475	Mahoning Career and Technology Center, Ohio, Certificate of Participation, Series 2009B, 4.750%, 12/01/36	12/17 at 100.00	AA–	509,138

	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	234,143
855	0.000%, 9/01/28	No Opt. Call	Aa2	435,794

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$110	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24 (WI/DD, Settling 3/08/12)	10/22 at 100.00	A1	$126,979

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/20 – AGM Insured	2/15 at 100.00	AA	1,115,580

500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	541,155

400	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	397,260

1,000	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Series 2004A, 5.250%, 12/01/17	6/14 at 100.00	AA+	1,088,900
6,790	Total Tax Obligation/Limited			6,012,540
	Transportation – 2.4%

1,000	Columbus Regional Airport Authority, Ohio, Revenue Bonds, Refunding Series 2007, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	A+	1,068,720

250	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.350%, 12/01/32 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–	252,563
1,250	Total Transportation			1,321,283
	U.S. Guaranteed – 3.7% (4)

1,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2002, 5.050%, 12/01/21 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,012,590

1,000	Ohio, Common Schools General Obligation Bonds, Series 2002A, 5.125%, 9/15/22 (Pre-refunded 3/15/12)	3/12 at 100.00	AA+ (4)	1,002,230
2,000	Total U.S. Guaranteed			2,014,820
	Utilities – 7.4%

1,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.000%, 2/15/31	2/18 at 100.00	A1	1,083,140

1,000	Hamilton, Ohio, Electric System Revenue Bonds, Refunding Series 2002A, 4.300%, 10/15/16 – AGM Insured	10/15 at 101.00	Aa3	1,131,760

300	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38 (Mandatory put 12/01/19)	12/19 at 100.00	Baa1	335,151

500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2010A, 3.375%, 7/01/33 (Mandatory put 7/01/15)	No Opt. Call	BBB–	518,230

500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	574,120

400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.375%, 7/01/23	7/18 at 100.00	A3	445,412
3,700	Total Utilities			4,087,813
	Water and Sewer – 6.9%

930	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District of Greater Cincinnati, Series 2006A, 5.000%, 12/01/26 – NPFG Insured	No Opt. Call	AA+	1,029,901

450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	Aa3	495,194

250	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	A–	272,280

1,000	Montgomery County, Ohio, Water System Revenue Bonds, Greater Moraine Beaver District, Series 2002 Refunding, 5.375%, 11/15/16 – AMBAC Insured	11/12 at 100.00	N/R	1,023,470

700	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2007, 4.500%, 11/15/37 – NPFG Insured	No Opt. Call	AA+	720,426

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$200	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2010A, 5.000%, 6/01/30	12/19 at 100.00	AAA	$231,606
3,530	Total Water and Sewer			3,772,877
$51,345	Total Municipal Bonds (cost $50,076,664)			53,970,011

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 1.1%

615,104	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$615,104
	Total Short-Term Investments (cost $615,104)			615,104
	Total Investments – 99.3% (cost $50,691,768)			54,585,115
	Other Assets Less Liabilities – 0.7%			377,178
	Net Assets – 100.0%			$54,962,293

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$53,970,011	$—	$53,970,011
Short-Term Investments:
Money Market Funds	615,104	—	—	615,104
Total	$615,104	$53,970,011	$—	$54,585,115

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $50,691,768.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Ohio Tax Free Fund (continued)

February 29, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$3,955,291
Depreciation	(61,944)
Net unrealized appreciation (depreciation) of investments	$3,893,347

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 97.3%

	Education and Civic Organizations – 8.3%

$2,350	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2005A, 5.000%, 5/01/22 – RAAI Insured	5/15 at 100.00	BBB	$2,427,715

250	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Series 2009, 5.750%, 5/01/24	5/14 at 100.00	BBB	261,468

1,140	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,201,332

	Oregon State Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A:
625	4.000%, 10/01/17	No Opt. Call	A–	699,800
500	5.250%, 10/01/24	10/21 at 100.00	A–	588,340

1,000	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Refunding Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	Baa1	1,060,370

500	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	541,180

1,000	Oregon State Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29	7/20 at 100.00	Aa2	1,168,640

	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A:
1,000	4.250%, 4/01/14	No Opt. Call	BBB+	1,054,220
250	5.000%, 4/01/17	No Opt. Call	BBB+	287,590
2,000	4.500%, 4/01/21	4/18 at 100.00	BBB+	2,198,240

200	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	215,114

1,085	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21	10/17 at 100.00	A	1,178,766
11,900	Total Education and Civic Organizations			12,882,775
	Health Care – 13.9%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21	7/19 at 100.00	A+	1,112,420

1,200	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Willamette Falls Hospital, Series 2002, 5.500%, 4/01/22 – RAAI Insured	4/12 at 100.00	Baa2	1,205,676

250	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Series 2005B, 5.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	271,825

1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008, 7.375%, 1/01/23	1/19 at 100.00	A3	1,891,830

810	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Merle West Medical Center Project, Series 2006, 4.750%, 9/01/20 – AGC Insured	9/16 at 100.00	AA–	871,479

1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA–	2,201,055

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
1,875	5.000%, 9/01/21	9/19 at 100.00	A	2,162,363
440	4.500%, 9/01/21	9/19 at 100.00	A	492,593

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence Health System, Series 2004, 5.250%, 10/01/22	10/14 at 100.00	AA	1,111,880

1,010	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – NPFG Insured	1/13 at 100.00	A1	1,030,927

1,000	Oregon State Facilities Authority, Auction Rate Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	A+	1,191,200

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Oregon State Facilities Authority, Oregon, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
$1,250	5.000%, 10/01/19	No Opt. Call	A–	$1,459,600
500	5.000%, 10/01/24	10/20 at 100.00	A–	560,405

	Oregon State Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A:
2,000	4.250%, 3/15/17	No Opt. Call	A+	2,238,240
1,000	4.750%, 3/15/24	3/20 at 100.00	A+	1,112,830

375	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA	455,516

450	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2006A, 5.000%, 8/15/27	8/16 at 100.00	A+	480,042

1,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23	8/18 at 100.00	A+	1,753,485
19,060	Total Health Care			21,603,366
	Housing/Multifamily – 3.0%

	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
750	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	771,120
500	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	515,965

705	Portland Housing Authority, Oregon, Housing Revenue Refundign Bonds, Yards at Union Station Project, Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/17 at 100.00	Aa2	731,614

	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A:
880	5.125%, 4/01/16	No Opt. Call	A+	1,017,139
1,355	6.250%, 4/01/23	4/18 at 100.00	A+	1,619,347
4,190	Total Housing/Multifamily			4,655,185
	Housing/Single Family – 0.9%

230	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004A, 4.050%, 1/01/18	7/13 at 100.00	Aa2	234,934

1,080	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2008D, 4.750%, 7/01/22	1/18 at 100.00	Aa2	1,163,992
1,310	Total Housing/Single Family			1,398,926
	Long-Term Care – 2.5%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Robison Jewish Home, DBA Cedar Sinia Park, Series 2005, 5.125%, 10/01/24	10/15 at 100.00	N/R	950,250

	Multnomah County Hospital Facility Authority, Oregon, Revenue Bonds, Terwillger Plaza Project, Series 2009:
1,000	5.250%, 12/01/26	12/16 at 100.00	N/R	1,020,980
1,900	6.500%, 12/01/29	6/12 at 100.00	N/R	1,902,470
3,900	Total Long-Term Care			3,873,700
	Tax Obligation/General – 43.6%

	Beaverton School District 48J, Washington County, Oregon, General Obligation Bonds, Series 2004A:
1,600	5.000%, 6/01/14 – AGM Insured	No Opt. Call	Aa1	1,768,992
1,500	5.000%, 6/01/16 – AGM Insured	12/14 at 100.00	Aa1	1,681,050

	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa1	677,661
655	4.500%, 2/01/20	No Opt. Call	Baa1	746,942
280	5.000%, 2/01/21	No Opt. Call	Baa1	328,017

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
$1,000	4.000%, 6/15/19	No Opt. Call	AA+	$1,185,850
800	4.500%, 6/15/20	No Opt. Call	AA+	980,288

1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24	6/18 at 100.00	AA+	1,188,550

	City of The Dalles, Wasco County, Oregon, General Obligation Bonds, Series 2008:
130	4.000%, 6/01/17	No Opt. Call	A+	148,285
140	4.000%, 6/01/18	No Opt. Call	A+	160,741
75	4.000%, 6/01/19	6/18 at 100.00	A+	85,175

1,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	AA	1,302,930

1,975	Clackamas County School District 115, Oregon, General Obligation Bond, Series 2006B, 4.500%, 6/15/21 – NPFG Insured	6/16 at 100.00	AA+	2,180,854

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B:
685	5.000%, 6/15/19 – AGM Insured	No Opt. Call	AA+	811,978
3,665	5.000%, 6/15/21 – AGM Insured	6/17 at 100.00	AA+	4,332,025
3,135	5.000%, 6/15/22 – AGM Insured	No Opt. Call	AA+	3,705,570

1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24	6/19 at 100.00	AA+	1,218,870

	Clackamas County School District 86, Oregon, General Obligation Bonds, Series 2005:
1,000	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA+	1,133,450
1,305	5.000%, 6/15/21 – AGM Insured	6/15 at 100.00	AA+	1,481,423

1,755	Deschutes County, Oregon, General Obligation Bonds, Series 2002, 5.000%, 12/01/14 – AGM Insured	12/12 at 100.00	Aa2	1,817,443

3,030	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Deffered Interest, Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	2,290,619

965	Forest Grove School District 15, Washington County, Oregon, General Obligation Bonds, Deffered Interest, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	631,178

1,000	Hillsboro School District 1J, Washington, Multnomah and Yamhill Counties, Oregon, General Obligation Refunding Bonds, Series 1998, 5.000%, 11/01/14	No Opt. Call	Aa2	1,122,940

1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – NPFG Insured	No Opt. Call	Aa1	1,250,690

875	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	A1	954,021

200	Lake Oswego School District 7J, Clackamas County, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	261,908

1,305	Marion-Clackamas Counties School District 4J, Oregon, General Obligation Bonds, Series 2007, 4.500%, 6/15/22 – NPFG Insured	6/16 at 100.00	Aa1	1,430,293

1,000	McMinnville School District 40, Yamhill County, Oregon, General Obligation Bonds, Series 2001, 5.500%, 6/15/13 – AGM Insured	No Opt. Call	Aa3	1,068,450

1,000	Metro, Oregon, General Obligation Bonds, Series 2002, 5.250%, 9/01/14	3/12 at 101.00	AAA	1,014,270

1,635	Metro, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/01/20	6/17 at 100.00	AAA	1,929,202

1,000	Multnomah-Clackamas Counties Centennial School District 28JT, Oregon, General Obligation Bonds, Series 2006, 0.000%, 6/01/16 – AMBAC Insured	6/12 at 84.98	A1	845,580

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Multnomah-Clackamas Counties, Oregon, School District 10JT, General Obligation Bonds, Series 2005, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AA+	$1,229,750

125	North Lincoln Fire and Rescue District 1, Oregon, General Obligation Bonds, Series 2007, 4.250%, 2/01/18 – AGM Insured	2/17 at 100.00	AA–	142,424

1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,876,455

	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	637,016
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	662,833
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	116,224

455	Pacific City Joint Water-Sanitary Authority, Tilamook County, Oregon, General Obligation Bonds, Series 2007, 4.650%, 7/01/22	7/17 at 100.00	N/R	486,896

1,500	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2009, 5.000%, 6/15/28	No Opt. Call	Aa1	1,782,135

1,000	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	Baa1	1,080,770

1,250	Redmond School District 2J, Deshutes and Jefferson Counties, Oregon, General Obligation Bonds, Series 2004A, 5.000%, 6/15/13 – NPFG Insured	No Opt. Call	Aa1	1,326,063

	Redmond, Oregon, General Obligation Bonds,Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	A1	264,180
200	4.250%, 6/01/23	6/19 at 100.00	A1	218,092
500	4.625%, 6/01/29	6/19 at 100.00	A1	535,245

635	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	487,413

	Sandy, Clackamas County, Oregon, General Obligation Bonds, Series 2010:
190	4.000%, 6/01/15	6/14 at 100.00	AA	203,975
150	4.000%, 6/01/16	6/14 at 100.00	AA	160,683
210	4.000%, 6/01/17	6/14 at 100.00	AA	224,364
240	4.000%, 6/01/18	6/14 at 100.00	AA	254,856
100	4.000%, 6/01/19	6/14 at 100.00	AA	105,742

1,030	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Bonds, Series 2000, 0.000%, 6/15/14	No Opt. Call	Aa3	994,650

1,000	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Refunding Bonds, Series 2001, 5.500%, 6/01/13 – FGIC Insured	No Opt. Call	Aa2	1,065,720

870	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Series 1998, 5.750%, 3/01/13 – NPFG Insured	No Opt. Call	Aa1	918,433

1,540	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 1998, 5.250%, 7/01/14 – NPFG Insured	No Opt. Call	Aa3	1,696,941

1,080	Wasco County School District 012, Oregon, General Obligation Bonds, Series 2001 Refunding, 5.500%, 6/15/14 – AGM Insured	No Opt. Call	AA–	1,208,282

1,525	Washington County, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/01/22	6/16 at 102.00	Aa1	1,778,638

2,490	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/15/19 – NPFG Insured	No Opt. Call	Aa2	2,936,084

	West Valley Fire District, Oregon, General Obligation Bonds, Series 2010:
120	3.000%, 2/01/13	No Opt. Call	N/R	121,561
125	3.000%, 2/01/14	No Opt. Call	N/R	128,174
125	3.000%, 2/01/15	No Opt. Call	N/R	129,311
130	3.500%, 2/01/16	No Opt. Call	N/R	137,547
135	4.000%, 2/01/17	No Opt. Call	N/R	147,092
140	4.000%, 2/01/18	No Opt. Call	N/R	153,194
145	4.000%, 2/01/19	No Opt. Call	N/R	158,176

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Refunding Series 2005:
$1,260	5.250%, 6/15/15 – FGIC Insured	No Opt. Call	Aa1	$1,447,223
1,835	5.250%, 6/15/16 – FGIC Insured	No Opt. Call	Aa1	2,183,044

1,005	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/23 – AGM Insured	6/17 at 100.00	Aa1	1,143,208
61,510	Total Tax Obligation/General			67,877,639
	Tax Obligation/Limited – 8.9%

1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2006A, 5.000%, 11/01/18 – NPFG Insured	11/16 at 100.00	AA	1,230,936

1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25	5/19 at 100.00	AA	1,688,235

1,055	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	1,217,597

700	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2005A, 5.000%, 11/15/24	11/14 at 100.00	AAA	773,801

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/21	No Opt. Call	AAA	1,210,060

2,655	Portland, Oregon, Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	3,013,452

2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	2,328,755

280	Seaside Urban Renewal Agency, Clatsop County, Oregon, Greater Seaside Urban Renewal Area Revenue Bonds, Series 2006, 4.750%, 6/01/15	No Opt. Call	N/R	297,727

1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/25	10/21 at 100.00	A1	1,195,010

815	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/20	No Opt. Call	BBB	915,726
12,095	Total Tax Obligation/Limited			13,871,299
	Transportation – 3.5%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	1,176,940

250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	297,140

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA–	1,163,580

	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A:
865	4.000%, 7/01/17	No Opt. Call	A	973,644
1,500	5.000%, 7/01/26	7/21 at 100.00	A	1,702,800

215	Redmond, Oregon, Airport Revenue Bonds, Series 2009, 5.500%, 6/01/24	6/19 at 100.00	Baa3	234,415
4,830	Total Transportation			5,548,519
	U.S. Guaranteed – 3.5% (4)

2,170	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 1998, 5.500%, 6/01/13 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	2,313,632

1,000	Linn County Community School District 9, Lebanon, Oregon, General Obligation Bonds, Series 2001, 5.550%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured	6/13 at 100.00	AA+ (4)	1,068,980

1,010	Medford Urban Renewal Agency, Jackson County, Oregon, Tax Revenue Bonds, Urban Redevelopment Refunding Series 2002, 4.500%, 6/01/13 (ETM)	1/13 at 101.00	A– (4)	1,045,411

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2002A, 5.500%, 11/15/16 (Pre-refunded 11/15/12)	11/12 at 100.00	AAA	1,037,970
5,180	Total U.S. Guaranteed			5,465,993

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 0.6%

$800	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.375%, 7/01/23	7/18 at 100.00	A3	$890,824
	Water and Sewer – 8.6%

820	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2006, 5.000%, 11/01/21 – NPFG Insured	11/16 at 100.00	AA	917,564

1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22	11/18 at 100.00	AA	1,731,375

	Lebanon, Oregon, Wastewater Revenue Bonds, Refunding Series 2010:
165	4.000%, 3/01/17 – AGM Insured	No Opt. Call	AA–	187,999
435	4.000%, 3/01/18 – AGM Insured	No Opt. Call	AA–	500,576

1,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding First Lien Series 2008A, 4.750%, 6/15/24	No Opt. Call	AA	1,139,760

1,175	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/23 – NPFG Insured	6/16 at 100.00	AA	1,349,617

2,000	Portland, Oregon, Water System Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/15	No Opt. Call	Aaa	2,286,420

500	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2006A, 4.375%, 10/01/24 – NPFG Insured	10/16 at 100.00	Aa1	541,230

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/25 – AGC Insured	No Opt. Call	AA–	1,625,520

450	Redmond, Oregon, Water Revenue Bonds, Series 2010, 4.500%, 6/01/25	6/20 at 100.00	A1	514,616

325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	6/17 at 100.00	N/R	364,387

1,000	Washington County, Oregon, Clean Water Services Sewer Revenue Bonds, Senior Lien Series 2004, 5.000%, 10/01/14 – NPFG Insured	No Opt. Call	AA	1,119,460

900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	1,067,849
11,770	Total Water and Sewer			13,346,373
$136,545	Total Municipal Bonds (cost $138,229,371)			151,414,599

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 1.9%

2,886,269	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$2,886,269
	Total Short-Term Investments (cost $2,886,269)			2,886,269
	Total Investments – 99.2% (cost $141,115,640)			154,300,868
	Other Assets Less Liabilities – 0.8%			1,261,695
	Net Assets – 100.0%			$155,562,563

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

46	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$151,414,599	$—	$151,414,599
Short-Term Investments:
Money Market Funds	2,886,269	—	—	2,886,269
Total	$2,886,269	$151,414,599	$—	$154,300,868

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $141,115,639.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$13,230,478
Depreciation	(45,249)
Net unrealized appreciation (depreciation) of investments	$13,185,229

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	47

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 27, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2012